Schedule of investments
Delaware Emerging Markets Fund	August 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.32%Δ
Argentina — 0.54%
Cablevision Holding GDR †	443,972	$ 1,664,941
Cresud ADR	1,676,544	13,429,118
Grupo Clarin GDR Class B 144A #, †	131,213	402,965
IRSA Inversiones y Representaciones ADR	1,424,787	14,319,109
		29,816,133
Australia — 0.05%
Woodside Energy Group ADR	137,332	2,517,296
		2,517,296
Bahrain — 0.06%
Aluminium Bahrain GDR 144A #	221,400	3,259,761
		3,259,761
Brazil — 4.83%
Atacadao †	500,000	794,010
Banco Bradesco ADR	14,200,000	39,476,000
Banco Santander Brasil ADR	2,751,128	15,406,317
BRF ADR †	6,850,000	31,578,500
Centrais Eletricas Brasileiras ADR	989,541	7,352,290
Embraer ADR †	420,704	13,979,994
Itau Unibanco Holdings	5,952,439	38,809,902
Petroleo Brasileiro ADR	3,200,000	48,736,000
Rumo	1,905,351	7,356,424
Telefonica Brasil ADR	2,050,000	18,962,500
TIM ADR	1,244,820	19,817,534
Vale ADR	2,000,000	21,040,000
XP Class A	211,715	3,897,673
		267,207,144
Chile — 0.64%
Cia Cervecerias Unidas ADR	410,528	4,597,914
Sociedad Quimica y Minera de Chile ADR	800,000	31,040,000
		35,637,914
China — 13.41%
Alibaba Group Holding	2,300,000	23,838,519
Alibaba Group Holding ADR	1,940,000	161,679,600
Baidu ADR †	420,000	35,540,400
BeiGene †	1,615,700	23,911,506
China Petroleum & Chemical Class H	30,000,000	20,272,560
China Tower Class H 144A #	30,000,000	3,674,259
DiDi Global ADR †	1,278,300	4,844,757
Full Truck Alliance ADR	300,000	2,175,000
NQ- 019 [0824] 1024 (3920613)    1

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Guangshen Railway Class H	11,000,000	$ 3,004,694
Innovent Biologics 144A #, †	1,880,000	10,190,350
iQIYI ADR †	1,450,000	3,117,500
JD.com ADR	1,900,000	51,300,000
Joinn Laboratories China Class H 144A #	120,187	108,670
Kunlun Energy	21,000,000	20,991,428
Kweichow Moutai Class A	70,000	14,210,962
Meituan Class B 144A #, †	500,000	7,565,706
New Oriental Education & Technology Group ADR †	350,000	21,518,000
PetroChina Class H	18,000,000	16,234,519
Sohu.com ADR †	2,219,642	35,025,951
Sun Art Retail Group	15,079,500	2,699,617
TAL Education Group ADR †	1,030,000	8,281,200
Tencent Holdings	2,684,000	130,173,761
Tencent Music Entertainment Group ADR	950,000	9,918,000
Tianjin Development Holdings	15,885,550	3,614,506
Tingyi Cayman Islands Holding	13,000,000	17,411,379
Trip.com Group ADR †	582,400	27,454,336
Tsingtao Brewery Class H	6,000,000	34,707,764
Uni-President China Holdings	31,186,000	27,555,405
Weibo ADR	1,450,000	10,846,000
Wuliangye Yibin Class A	620,000	10,741,350
		742,607,699
India — 16.61%
Aurobindo Pharma	1,500,000	28,060,771
BSE	402,650	13,611,003
Equinox India Developments GDR †	102,021	161,489
Glenmark Pharmaceuticals	1,167,988	24,126,933
HCL Technologies	1,800,000	37,636,805
Infosys	2,640,000	61,292,087
Jio Financial Services †	6,000,000	22,993,665
Lupin	2,500,000	66,820,602
Reliance Industries	10,500,000	377,781,831
Reliance Industries GDR 144A #	2,340,879	165,382,867
Tata Chemicals	1,866,909	24,092,537
Tata Consultancy Services	680,000	36,942,380
Tata Consumer Products	2,128,276	30,467,392
United Breweries	1,000,000	24,456,177
Zee Entertainment Enterprises †	3,530,000	5,924,578
		919,751,117
2    NQ- 019 [0824] 1024 (3920613)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Indonesia — 1.07%
Astra International	180,000,000	$ 59,363,297
		59,363,297
Malaysia — 0.06%
UEM Sunrise	17,000,000	3,463,430
		3,463,430
Mexico — 3.89%
America Movil ADR	1,369,199	22,673,935
Cemex ADR	5,100,000	31,263,000
Coca-Cola Femsa ADR	300,000	25,272,000
Fomento Economico Mexicano ADR	688,329	70,746,455
Grupo Financiero Banorte Class O	4,000,000	27,733,983
Grupo Televisa ADR	6,017,000	11,973,830
Ollamani SAB †	1,504,250	3,169,013
Sitios Latinoamerica †	1,369,199	262,796
Wal-Mart de Mexico	7,000,000	22,278,584
		215,373,596
Netherlands — 0.01%
VEON ADR †	29,290	781,164
		781,164
Peru — 0.91%
Cia de Minas Buenaventura ADR	3,217,400	39,895,760
Credicorp	60,000	10,701,000
		50,596,760
Russia — 0.00%
EL5-ENERO PJSC =, †	1,058,050	0
Gazprom PJSC =, †	29,200,000	0
LUKOIL PJSC =	492,501	0
Rosneft Oil PJSC =	14,555,684	0
Sberbank of Russia PJSC =	15,200,000	0
Surgutneftegas PJSC ADR =, †	2,014,441	0
T Plus PJSC =, †	36,096	0
VK GDR =, †	551,200	0
		0
Saudi Arabia — 0.41%
Saudi Arabian Oil 144A #	3,022,827	22,523,909
		22,523,909
NQ- 019 [0824] 1024 (3920613)    3

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Singapore — 0.58%
Grab Holdings Class A †	10,000,000	$ 32,200,000
		32,200,000
South Africa — 0.32%
Naspers Class N	86,398	17,822,351
		17,822,351
South Korea — 27.21%
Kakao	200,000	5,591,518
Kakaopay †	100,000	1,891,550
KB Financial Group ADR	245,928	15,955,809
LG Chem	75,000	18,093,723
LG Uplus	2,403,542	17,544,689
Lotte	300,000	5,567,359
Lotte Chilsung Beverage	44,000	4,335,961
Lotte Wellfood	60,000	6,311,313
Samsung C&T	1,031,730	114,175,075
Samsung Electronics	5,200,000	288,799,277
Samsung Life Insurance	390,000	28,486,608
Shinhan Financial Group	300,000	12,698,766
SK Hynix	3,490,000	457,335,691
SK Square †	7,031,497	413,853,029
SK Telecom	1,102,599	45,499,204
SK Telecom ADR	3,082,542	70,990,942
		1,507,130,514
Taiwan — 22.73%
FIT Hon Teng 144A #, †	38,000,000	11,252,475
Hon Hai Precision Industry	8,000,000	46,181,904
MediaTek	7,300,000	283,362,970
Taiwan Semiconductor Manufacturing	31,000,000	917,766,609
		1,258,563,958
Türkiye — 1.67%
Akbank	25,000,000	42,777,060
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	394,758
Turk Telekomunikasyon †	951,192	1,350,072
Turkcell Iletisim Hizmetleri	2,427,827	7,009,319
Turkcell Iletisim Hizmetleri ADR	4,449,485	31,368,869
Turkiye Sise ve Cam Fabrikalari	7,651,443	9,734,600
		92,634,678
4    NQ- 019 [0824] 1024 (3920613)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom — 0.10%
Griffin Mining †	3,056,187	$ 5,699,440
		5,699,440
United States — 1.22%
Micron Technology	700,000	67,368,000
		67,368,000
Total Common Stocks (cost $4,523,569,512)		5,334,318,161

Preferred Stocks — 2.65%Δ
Brazil — 1.64%
Braskem Class A †, ω	1,470,000	4,645,304
Petroleo Brasileiro ADR ω	5,900,000	82,246,000
Usinas Siderurgicas de Minas Gerais Class A ω	3,235,733	3,565,309
		90,456,613
Russia — 0.00%
Transneft PJSC =, ω	1,200,000	0
		0
South Korea — 1.01%
LG Chem ω	18,000	2,928,705
Samsung Electronics ω	1,183,100	53,158,234
		56,086,939
Total Preferred Stocks (cost $118,322,069)		146,543,552

Rights — 0.02%
Brazil — 0.02%
AES Brasil Energia	518,861	1,052,277
AES Brasil Energia †	1,829	55
		1,052,332
India — 0.00%
Tata Consumer Products †	1	3
		3
Total Rights (cost $1,572,319)		1,052,335
NQ- 019 [0824] 1024 (3920613)    5

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)
	Number ofshares	Value (US $)
Warrants — 0.02%
Argentina — 0.02%
IRSA Inversiones y Representaciones, exercise price $0.432, expiration date 3/5/26 †	1,637,840	$ 1,359,407
Total Warrants (cost $0)		1,359,407

Exchange-Traded Fund — 0.19%
iShares MSCI Turkey ETF	290,275	10,757,592
Total Exchange-Traded Fund (cost $13,207,352)		10,757,592

Participation Notes — 0.00%
Lehman Indian Oil CW 12 LEPO =, †	172,132	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	254,590	0
Total Participation Notes (cost $8,559,057)		0

Short-Term Investments — 1.57%
Money Market Mutual Funds — 1.57%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.19%)	21,661,932	21,661,932
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	21,661,933	21,661,933
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.31%)	21,661,933	21,661,933
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.19%)	21,661,933	21,661,933
Total Short-Term Investments (cost $86,647,731)		86,647,731
Total Value of Securities—100.77% (cost $4,751,878,040)		5,580,678,778
Liabilities Net of Receivables and Other Assets — (0.77%)		(42,369,807)
Net Assets Applicable to 250,305,723 Shares Outstanding — 100.00%	$5,538,308,971
Δ	Securities have been classified by country of risk.
6    NQ- 019 [0824] 1024 (3920613)

(Unaudited)
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2024, the aggregate value of Rule 144A securities was $224,360,962, which represents 4.05% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
NQ- 019 [0824] 1024 (3920613)    7